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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This will supplement the prospectus dated May 1, 2002, The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2003.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.43%               1.86%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 1,045.83   (a) 1,502.67   (a) 2,050.24   (a) 3,693.96
      (b)   903.24   (b) 1,077.68   (b) 1,347.26   (b) 2,321.10

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 345.83     (a) 1,052.67   (a) 1,780.24   (a) 3,693.96
      (b) 203.24     (b)   627.68   (b) 1,077.26   (b) 2,321.10

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A below sets forth the investment objective of each of the listed investment portfolios. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496.



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MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Harris Oakmark International Portfolio (formerly State Street Research
           Concentrated International Portfolio)
         Janus Aggressive Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS(R) Research International Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO Innovation Portfolio
         PIMCO Money Market Portfolio
         PIMCO Total Return Portfolio
         Met/Putnam Research Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS(R) Mid Cap Growth Portfolio)
         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Metropolitan Life Insurance Company is the subinvestment manager for the MetLife Stock Index Portfolio. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

         Davis Venture Value Portfolio (Class E)
         Harris Oakmark Focused Value Portfolio (Class B)
         Jennison Growth Portfolio (Class B)
         MetLife Stock Index Portfolio (Class B)

4. APPENDIX A

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios.

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

Investment Objective: The Harris Oakmark International
Portfolio seeks long-term growth of capital.



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JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. Effective May 1, 2003, the New England Series Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below.



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DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Portfolio is long term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.